LEASES - Other information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	¥ 796,541	¥ 635,615	¥ 593,615
Financing cash payments for finance leases	¥ 210,902	¥ 231,046	¥ 579,660